Long-term Debt - Estimate Future Debt Payments on Long-term Debt (Details) - Prepayment agreement [member] $ in Thousands	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 58,792
Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	58,792
2018 [member] | Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0
2019 [member] | Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0
2020 [member] | Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	0
2021 [member] | Gross carrying amount [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 58,792